INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME LOSS BEFORE INCOME TAXES GROGRAPHIC
Year ended March 31, 2026
USD

Domestic (Cayman)	(7,251,776)
Foreign:
Hong Kong	(6,111,863)
PRC	(195,302)
Singapore	-
Total loss before income taxes	(13,558,941)

SCHEDULE OF CURRENT AND DEFERRED INCOME TAX EXPENSE

The following table present the provisions for benefit from income taxes for the fiscal year ended March 31, 2026, in accordance with the updated requirements of ASU 2023-09:

Year ended March 31,
2026
USD

Current income tax expenses
Cayman	-
Hong Kong	-
PRC	-
Singapore	-
Deferred income tax expense (recovery)
Cayman	-
Hong Kong	(267,774)
PRC
Singapore	-
Income tax expense (recovery)	(267,774)

The following tables present the provisions for benefit from income taxes for the fiscal year ended March 31, 2025 and 2024:

	Year ended March 31,
	2024	2025
	USD	USD

Current income tax expenses	178,029	24,109
Deferred income tax expense (recovery)	68,580	(143,400)
Income tax expense	246,609	(119,291)

SCHEDULE OF RECONCILIATION OF INCOME TAXES

	Year ended March 31, 2026
	USD	%

Statutory tax rate of Cayman (0%)	-	-
Effect of rates different than statutory	(1,449,022)	10.82
HK two-tiered profits tax regime	(21,154)	0.16
Non-deductible expenses	717,939	(5.39)
Non-taxable income	(181,408)	1.36
Change in valuation allowance of deferred income tax assets	665,871	(4.97)
Effect of rates different than statutory	(267,774)	2.00

	Year ended March 31,
	2024	2025
	USD	USD

(Loss) income before income tax
- Cayman Island and BVI entities	(2,805)	(6,293,726)
- Hong Kong entities	1,340,699	(806,633)
- PRC entity	-	-

Tax expenses at statutory income tax rates
- Cayman Island and BVI entities	-	-
- PRC entity	-	-

Tax effect of rate differences in various jurisdictions	220,752	(133,095)
Tax effect of provision for expected credit loss	(3,716)	114,945
Tax effect of depreciation allowance	(61,541)	34,595
Tax effect of non-deductible expenditure	44,073	29,009
Tax effect of tax loss not recognised	-
Tax effect of taxable temporary difference	68,580	(143,400)
Tax reduction allowed by Hong Kong government	(21,539)	(21,345)
Income tax expense (recovery)	246,609	(119,291)

SCHEDULE OF CASH PAID FOR INCOME TAXES

Cash paid for income taxes, net of refunds, by jurisdiction pursuant to the disclosure requirements of ASU 2023-09 for the year ended March 31, 2026 is as follows:

Year ended March 31, 2026
USD
BVI	-
Hong Kong	216,944
PRC	-
Cayman	-
Total income taxes paid, net of refunds	216,944

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of March 31,
	2025	2026
	USD	USD

Deferred tax assets:
Property, plant and equipment	-	7,986
Provision of credit loss	148,897	530,874
Tax losses carried forward	-	406,469
Total deferred tax assets	148,897	945,329
Deferred tax liabilities:
Property, plant and equipment	(10,106)	-
Right-of-use assets – finance lease	(406,565)	(271,472)
Total deferred tax (liabilities) assets	(416,671)	673,857
Less: Valuation allowance	-	(673,857)
Net deferred tax (liabilities) assets	(267,774)	-

SCHEDULE OF VALUATION ALLOWANCE

The net changes in the total valuation allowance for net deferred tax assets for the fiscal years ended March 31, 2026 and 2025 consist of the following:

	As of March 31,
	2025	2026
	USD	USD

Valuation allowance at beginning of year	-	-
Addition	-	673,857
Valuation allowance at end of year	-	673,857